S000083700 [Member] Investment Strategy - DoubleLine Commodity Strategy ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund normally seeks to generate total return over a full market cycle through long exposures to commodity-related investments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in commodity-related investments. Commodity-related investments may include, but are not limited to, investments in commodities, investments in instruments tied or related to one or more commodities or commodity-related indices or investments in companies with direct or indirect exposure to commodities (e.g., an investment in an oil production company or a mining company). The commodities to which the Fund expects to have investment exposure principally include, without limitation, industrial metals (e.g., aluminum, copper, lead, nickel, zinc); precious metals (e.g., gold and silver); oil, gas and other energy commodities (e.g., crude oil, brent oil, gasoil, RBOB (reformulated blendstock for oxygenate blending) gasoline, and heating oil); agricultural products (e.g., coffee, corn, soybeans, sugar, cotton, wheat); and livestock (e.g., lean hogs, live cattle). The Fund expects to gain broad commodity exposures consistent with the Barclays Backwardation Tilt Multi-Strategy Index (the “Barclays Index”) by entering into total and excess return swaps, futures contracts, options on futures and/or forward contracts the performance of which is based on the performance of the Barclays Index.
The Fund expects to use instruments that involve investment leverage to achieve commodity exposures and expects to have, under normal circumstances, investment exposure to commodities in an amount up to the value of the Fund’s total assets. Because the Fund expects to obtain its commodities exposures through total and excess return swaps, futures contracts, options on futures, and/or forward contracts that do not require significant investment of the Fund’s cash, the Fund expects to have cash available to invest in other assets. The Fund currently expects that those other investments will be comprised principally of fixed-income investments. See “Fixed Income Investments” below. It is possible that the Fund might lose money on both its commodity exposures and on its fixed-income investments.
The Fund expects to enter into swap transactions based on the Barclays Index with a single or a limited number of counterparties for the foreseeable future and, since the Fund’s inception, the Fund has obtained exposure to the Barclays Index through swap transactions with a single counterparty. When multiple swap counterparties are available for the Fund, the Adviser will normally consider a variety of factors, including, without limitation, cost; the quality, reliability, and responsiveness of a counterparty; the operational compatibility between a counterparty and the Adviser; and a counterparty’s creditworthiness. Through the Fund’s exposure to derivative instrument counterparties, the Fund expects to have exposure to the financial services sector.
In order to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet requirements including regarding the source of its income. Income from certain commodity-related instruments and from direct investments in commodities does not constitute income that meets the qualification requirements for a RIC under the Code (“qualifying income”). The Fund generally intends to gain exposure to commodities through direct investments that it believes give rise to qualifying income or indirectly through its investment in one or more subsidiaries in a manner that gives rise to qualifying income. In particular, the Fund expects to obtain commodities exposures by investing in one or more subsidiary private investment vehicles organized outside the United States that invest directly or indirectly in commodities or in derivatives transactions relating to commodities where the Adviser determines that it may benefit the Fund if the subsidiary invests in those transactions. DoubleLine Commodity ETF Ltd., a wholly-owned subsidiary of the Fund (the “Subsidiary”), is currently expected to participate in such investments. A fund must also limit its investment in a subsidiary or group of subsidiaries to no more than 25% of the fund’s total assets as of the end of each quarter of the fund’s taxable year in order to meet the asset diversification requirement for qualification as a RIC. The Fund does not expect to invest more than 25% of its total assets in a subsidiary or group of subsidiaries as of the end of each quarter of the Fund’s taxable year, though its investments in the Subsidiary may exceed 25% of its assets at times other than the end of each quarter of the Fund’s taxable year. The Subsidiary will make the swap, futures, option and/or forward investments that give the Fund exposure to the Barclays Index. When used in this Prospectus the term “Fund” includes the Subsidiary, and the term “invest” includes investments that the Fund makes through the Subsidiary.
Within its broad commodity universe, the Barclays Index, which consists of futures contracts, generally favors maintaining higher weightings to commodities that exhibit backwardation in the term structures of their futures contracts (i.e., where prices of the contracts with shorter-term expirations will be higher than for contracts with longer-term expirations). For each commodity, the Barclays Index seeks to provide exposure to the most attractive futures contract (i.e., contract selection) based on a variety of factors including carry, seasonality, and momentum:
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The carry factor seeks to select the futures contract that is expected to offer the best carry for the following month (“carry” refers to the relative performance of futures tenors driven by the convergence of futures prices to spot prices at expiration) (“tenor” refers to the length of time remaining before a futures contract expires and “spot” refers to the price at which a commodity can be bought or sold for immediate delivery).

•	The seasonality factor seeks to provide exposure to a static December futures tenor that may generally outperform a position held in the front-month futures tenor.
•	The momentum factor seeks to provide exposure to the futures contract that has outperformed to the greatest degree the front-month contract rolling exposure over the past year.
The Barclays Index seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index. This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting (relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation.
As of the date of this Prospectus, the Adviser has licensed from Barclays Bank PLC (“Barclays” or the “Index Provider”) the right to use the Barclays Index as part of the Fund’s principal investment strategies, and the Fund currently expects to obtain all or substantially all of its commodities-related investment exposure through derivative instruments the performance of which is based on the performance of the Barclays Index. However, the Adviser at any time may discontinue the use of the Barclays Index, may supplement exposure to the Barclays Index with other commodities-related exposures, or may use other commodities-related indices at any time and without notice. There can be no assurance that the Fund will continue to use the Barclays Index in implementing its principal investment strategies.
Fixed Income Investments. The Fund expects to obtain its commodities exposures using derivatives that allow the Fund to achieve those exposures without significant investment of cash. As a result, the Fund expects to have available to it cash assets to invest in debt securities managed by the Adviser, in order to seek to provide additional total return over a full market cycle. The Fund may invest directly in debt instruments; alternatively, the Adviser may choose to invest all or a portion of the Fund’s assets in one or more fixed income ETFs or funds advised by the Adviser or a related party of the Adviser. Fixed income investments in which the Fund intends to invest include (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities), specifically, U.S. Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association; (ii) investment-grade debt securities (i.e., those rated above Ba1 by Moody’s Investors Service, Inc. or above BB+ by S&P Global Ratings or Fitch Ratings, Inc.) or unrated debt securities that the Adviser determines to be of similar credit quality, as rated or determined at the time of investment; or (iii) short-term investments, such as commercial paper, repurchase agreements and money market funds. Although the Fund may invest in individual securities of any maturity or duration, the Adviser will normally seek to construct a fixed income portfolio for the Fund with a dollar-weighted average effective duration of one year or less. Historically, the Fund has limited its fixed income investments to U.S. Treasury obligations with a maturity of one year or less and expects to continue to do so, but may change this practice at any time and without further notice.
Under normal circumstances, the Fund’s portfolio of fixed income investments is expected to include primarily fixed income instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality.
The Fund is classified as a non‑diversified fund under the Investment Company Act of 1940, as amended, and may invest in the securities of a smaller number of issuers than a diversified fund.